RECAPITALIZATION (Q2), Reconciles Elements of Business Combination to Statements of Cash Flows and Statement of Changes in Stockholders' Equity (Deficit) (Details)	3 Months Ended	6 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 USD ($)
Transaction Proceeds [Abstract]
Cash-trust and cash, net of redemptions	$ 233,017,500	$ 233,017,500
Add: other assets	0	0
Less: accrued expenses	(3,292,900)	(3,292,900)
Less: notes payable	(10,103,000)	(10,103,000)
Reverse recapitalization, net	219,621,600	219,621,600
Business Combination, Description [Abstract]
Bonus expenses triggered by Merger		6,130,000
General and Administration Expense [Member]
Business Combination, Description [Abstract]
Transaction costs		1,640,200
Bonus expenses triggered by Merger	5,530,000	5,530,000
Sales and Marketing Expense [Member]
Business Combination, Description [Abstract]
Bonus expenses triggered by Merger	$ 600,000	$ 600,000